Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020
Leases [Abstract]
Operating lease cost	$ 20,860	$ 19,189
Short term lease costs	4,827	2,404
Variable lease costs	1,496	898
Finance lease cost:
Amortization of right of use assets	914	813
Interest on lease liabilities	$ 123	$ 143